Loans and Allowance for Credit Losses, Loans by Credit Impairment Methodology (Details) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	$ 9,435		$ 9,188
Allowance for Credit Losses, Individually evaluated	3,076		3,970
Total allowance for credit losses	12,512		13,169		$ 14,971	$ 17,477	$ 19,668	$ 23,463
Financing Receivable, Collectively evaluated	872,768		813,823
Financing Receivable, Individually evaluated	23,820		25,408
Loans	916,559	[1]	862,551	[1]	822,286	798,351	769,631
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	5,999		5,482
Allowance for Credit Losses, Individually evaluated	872		884
Total allowance for credit losses	6,872		6,377		6,103
Financing Receivable, Collectively evaluated	452,063		409,560
Financing Receivable, Individually evaluated	3,808		3,759
Loans	456,583		414,826		377,090	359,814	344,709
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	3,436		3,706
Allowance for Credit Losses, Individually evaluated	2,204		3,086
Total allowance for credit losses	5,640		6,792		8,868
Financing Receivable, Collectively evaluated	420,705		404,263
Financing Receivable, Individually evaluated	20,012		21,649
Loans	459,976		447,725		445,196	438,537	424,922
Allowance for Doubtful Accounts [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	1		11		$ 30	$ 117	$ 231
Allowance for Doubtful Accounts [Member] | Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	1		11
Allowance for Doubtful Accounts [Member] | Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	0		0
PCI Loans Carrying Value [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Financing Receivable, Recorded Investment, Current	19,971		23,320
PCI Loans Carrying Value [Member] | Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Financing Receivable, Recorded Investment, Current	712		1,507
PCI Loans Carrying Value [Member] | Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Financing Receivable, Recorded Investment, Current	$ 19,259		$ 21,813

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.